CONSOLIDATED STATEMENTS OF CONVERTIBLE PREFERRED SHARES AND SHAREHOLDERS' EQUITY - USD ($)	Total	Conversion of Series A Preferred Shares	Shareholder Demand Note Receivable [Member]	Ordinary Shares	Additional Paid-In Capital	Accumulated Deficit
Beginning Balance at Dec. 31, 2015	$ (150,624,164)	$ 211,376,929	$ (50,739,404)	$ 20,438	$ 34,952,859	$ (185,597,461)
Beginning Balance, Shares at Dec. 31, 2015		91,600,398		68,125,142
Proceeds from MVIL demand note receivable			$ 50,739,404
Proceeds from shareholder demand note receivable, Shares	0	0	0	0	0	0
Exercise of warrant	$ 10,000			$ 100	$ 9,900
Exercise of warrant, Shares				333,333
Share-based compensation expense	1,832,991				1,832,991
Net loss	(61,049,482)					$ (61,049,482)
Ending Balance at Dec. 31, 2016	(209,830,655)	$ 211,376,929		$ 20,538	36,795,750	(246,646,943)
Ending Balance, Shares at Dec. 31, 2016		91,600,398		68,458,475
Exercise of share options	10,475			$ 4	10,471
Exercise of warrant, Shares				16,139
Share-based compensation expense	1,286,970				1,286,970
Issuance of warrant for ordinary shares	156,983				156,983
Net loss	(82,909,827)					(82,909,827)
Ending Balance at Dec. 31, 2017	(291,286,054)	$ 211,376,929		$ 20,542	38,250,174	(329,556,770)
Ending Balance, Shares at Dec. 31, 2017		91,600,398		68,474,614
Exercise of share options	$ 15,200			$ 4	15,196
Exercise of warrant, Shares	13,333			13,334
Share-based compensation expense	$ 1,276,614				1,276,614
Net loss	(96,712,487)					(96,712,487)
Ending Balance at Dec. 31, 2018	$ (386,706,727)	$ 211,376,929		$ 20,546	$ 39,541,984	$ (426,269,257)
Ending Balance, Shares at Dec. 31, 2018		91,600,398		68,487,948